ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 1,337	$ 1,352
Non-current, net
Accounts receivable	100	283
Retainer on customer contract	55	70
Billing rights	597	733
Loan receivable from Brookfield Business Partners	1,140	1,131
Total non-current, net	1,892	2,217
Total	$ 3,229	$ 3,569